UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Aquila Municipal Trust
(formerly, Tax-Free Trust of Arizona)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2013

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Principal Amount	General Obligation Bonds (20.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,642,000	6.250%, 01/01/29	NR/A-/NR	$1,657,451

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,059,630

	Flagstaff, Arizona
435,000	4.000%, 07/01/25	Aa2/AA/NR	449,594

	Flagstaff Improvement District (Aspen Place Sawmill)
1,490,000	5.000%, 01/01/32	Aa3/NR/NR	1,490,924

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	425,816
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,108,170

	Gilbert Improvement District No. 19
315,000	5.200%, 01/01/23	Aa3/A/NR	315,529

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	711,368

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	558,453

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,026,060

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,010,650

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,004,226

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	759,010

	Maricopa Co. High School District No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	256,340

	Maricopa Co. School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,545,795

	Maricopa Co. School District No. 28 (Kyrene Elementary)
250,000	1.000%, 07/01/30 (coupon converts to 5.50% 7/01/15)	Aa1/AA/NR	250,100

	Maricopa Co. Unified School District No. 24 (Gila Bend)
505,000	5.500%, 07/01/22	NR/NR/NR*	490,966

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	539,310
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,572,225

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30**	Aa2/NR/AA	1,017,010

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	Baa1/A+/NR	2,524,549
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,338,974
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,651,425

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA-/NR	1,399,996

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	517,675

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,268,965

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,344,038

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC Insured	Baa1/NR/NR	525,550

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,461,142

	Pima Co. Unified School District No.1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	280,449
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,610,235

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,356,363
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA-/NR	1,060,894

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,045,370

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	750,561

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,001,742

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA-/NR	997,909

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	672,262

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC Insured	Baa1/A/NR	1,537,155

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,493,310
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,434,810

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,405,338
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,064,110

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	609,414

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,053,720

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	800,409

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,180,536

	Total General Obligation Bonds		52,635,528

	Revenue Bonds (79.2%)

	Airport (2.6%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,154,580
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,136,480
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,506,285
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,032,690
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,216,332

	Phoenix-Mesa Gateway Airport Authority, Mesa Project
750,000	5.000%, 07/01/38 AMT	A1/AA+/NR	711,458

	Total Airport		6,757,825

	Excise Tax (13.9%)

	Arizona Sports & Tourism Authority, Revenue Refunding, Multipurpose Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,045,800

	Casa Grande Excise Tax Revenue Bonds
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,468,048

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	927,316
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,353,875

	Glendale Municipal Property Corp. Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	Baa1/AA/NR	1,011,140

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38 (pre-refunded)	Baa1/AA/NR	1,000,000

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,618,230
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,414,381

	Marana Pledged Excise Tax Revenue Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	259,113
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,461,250

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,154,315

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/ FGIC Insured	Aa3/AA/NR	1,145,480
2,000,000	5.500%, 07/01/27 BHAC Insured	Aa1/AA+/NR	2,278,920
2,000,000	5.500%, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,240,980
2,525,000	5.500%, 07/01/33 NPFG/ FGIC Insured	Aa3/AA/NR	2,767,324

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,186,120

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,888,520

	Scottsdale Municipal Property Corp.
3,000,000	4.500, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,184,680

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,158,000

	Show Low Improvement District No. 6
635,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	636,340

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,029,620

	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,047,800
2,000,000	5.000%, 07/01/37	Aa2/AAA/NR	2,078,460

	Total Excise Tax		36,355,712

	Higher Education (5.0%)

	Arizona Board of Regents - Arizona State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,055,150

	Arizona Board of Regents - Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC Insured	A1/A+/NR	1,174,039

	Arizona Board of Regents - University of Arizona System
460,000	5.000%, 06/01/31	Aa2/AA/NR	489,495

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,026,950

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGMC Insured	A2/NR/NR	1,931,580

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,153,120
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	537,855

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,458,077

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,014,760

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA-/NR	1,064,100

	Total Higher Education		12,905,126

	Hospital (18.0%)

	Arizona Health Facilities Authority (Banner Health)
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,213,956
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	983,450

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	501,600

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,535,355
2,000,000	5.250%, 03/01/39	A3/A/A	2,016,460

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/34	NR/BBB+/NR	945,440
500,000	5.000%, 02/01/43	NR/BBB+/NR	447,960

	Arizona Health Facilities Authority (Samaritan Health)
755,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A/NR	788,492

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,536,060

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,929,360

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/BBB+/NR	1,426,558
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	964,620

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,539,679
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,700,625
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,515,618

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,557,715
3,000,000	5.250%, 07/01/32	A3/A/A	3,049,560

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,120,340
5,000,000	5.250%, 09/01/30	A2/A-/A	5,001,450
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA-/A	756,713

	University Medical Center Hospital Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,797,918
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	982,472
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	513,010

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	548,170
500,000	5.250%, 10/01/26	NR/AA/NR	543,280

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	970,220
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,252,188

	Total Hospital		47,138,269

	Lease (10.5%)

	Arizona Board of Regents -Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	633,156
1,000,000	5.000%, 09/01/29	A2/A/NR	1,038,360

	Arizona Board of Regents - University of Arizona COP
1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	2,069,753

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	A1/AA-/NR	1,091,600
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,279,660

	Arizona State Lottery Revenue Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,187,800

	Cave Creek COP
365,000	5.750%, 07/01/19	NR/AA/NR	369,114

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,137,000

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,013,740

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,088,042

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,313,108
1,000,000	5.000%, 12/01/29	NR/A+/A+	1,010,600

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,485,950

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,024,890

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA-/NR	1,631,205
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA-/NR	719,607

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA-/NR	2,091,300

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	301,776

	Total Lease		27,486,661

	Mortgage (5.4%)

	Agua Fria Ranch Community Facilities District 144A
600,000	5.800%, 07/15/30	NR/NR/NR*	545,382

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,986,000

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
1,185,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA-/NR	1,284,741

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
3,025,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	2,990,818
3,695,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,612,232

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	704,616

	Pima Co. Industrial Development Authority Single Family Mortgage Revenue
15,000	6.500%, 02/01/17	A2/NR/NR	15,013

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	487,144
930,000	6.050%, 07/15/32	NR/NR/NR*	837,242

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	631,289
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	525,711

	Verrado Community Facilities Utilities District No. 1 144A
500,000	6.000%, 07/15/33	NR/NR/NR*	489,305

	Total Mortgage		14,109,493

	Pollution Control (2.1%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,820,000	4.500%, 03/01/30	Baa2/BBB/BBB	1,678,058

	Maricopa Co. Pollution Control (Arizona Public Service)
400,000	6.000%, 05/01/29	Baa1/A-/NR	406,696

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,022,480

	Navajo Co. Pollution Control (Arizona Public Service)
1,000,000	5.500%, 06/01/34	Baa1/A-/NR	1,019,100

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
1,500,000	4.500%, 04/01/33 AMT	NR/A+/NR	1,287,990

	Total Pollution Control		5,414,324

	Transportation (3.1%)

	Arizona Transportation Board Revenue Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/NR	2,143,105
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,096,900
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,757,009
550,000	5.250%, 07/01/32	Aa2/AA+/NR	597,058
1,500,000	5.000%, 07/01/33	Aa1/AAA/NR	1,587,540

	Total Transportation		8,181,612

	Utility (12.7%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,627,155
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,937,185
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,407,148

	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	673,186
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,806,740

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,119,040
700,000	5.000%, 08/01/24	NR/A/NR	731,325
2,000,000	5.000%, 08/01/28	A1/A/NR	2,001,540
1,200,000	5.500%, 08/01/29	A1/A/NR	1,210,608
1,200,000	5.000%, 08/01/29	A1/A/NR	1,213,908

	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,194,605

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	254,800

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A1/AA-/A	1,682,130

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,074,560
5,000,000	5.000%, 01/01/37	Aa1/AA/NR	5,133,950

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,132,630

	Total Utility		33,200,510

	Water/Sewer (5.9%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	Baa2/BBB+/NR	260,902

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/AA-/AA-	2,096,240

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,742,612
750,000	5.000%, 07/01/27	A1/AA/NR	804,630
500,000	5.000%, 07/01/28	A1/AA/NR	531,975

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,840,318
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA-/NR	663,340

	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	594,345

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC Insured	Aa2/AAA/NR	1,806,960
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	517,930

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,174,100

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/AA-/AA-	754,915
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	527,100
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,043,150

	Total Water/Sewer		15,358,517

	Total Revenue Bonds		206,908,049

	Total Investments (cost $251,241,453-note b)	99.3%	259,543,577
	Other assets less liabilities	0.7	1,798,413
	Net Assets	100.0%	$261,341,990

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1

	Aaa of Moody's or AAA of S&P or Fitch	9.5%
	Pre-refunded bonds 2 /ETM bonds	8.0
	Aa of Moody's or AA of S&P or Fitch	43.9
	A of Moody's or S&P or Fitch	29.5
	Baa of Moody's or BBB of S&P or Fitch	7.0
	Not rated*	2.1
		100.0%

	1 Where applicable, calculated using the highest rating of the three NRSRO.

	2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS
	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMAC - Build America Mutual Assurance Co.
	BHAC - Berkshire Hathaway Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $250,289,993 amounted to $9,253,584, which consisted of aggregate gross unrealized appreciation of $11,835,172 and aggregate gross unrealized depreciation of $2,581,588.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	259,543,577
Level 3 – Significant Unobservable Inputs	-
Total	$259,543,577

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)
Principal Amount	General Obligation Bonds (24.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,201,220

	Metropolitan District (4.2%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,166,019

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	833,753

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,726,428

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,276,704

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,172,680

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	1,948,986

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A/NR	525,950
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A/NR	945,432

	Total Metropolitan District		11,595,952

	School Districts (18.6%)

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,056,010
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,132,600

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,998,450
1,000,000	5.000%, 12/01/24	Aa2/NR/NR	1,136,910

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,190,876
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,257,300
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,072,930

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,584,186

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,345,327
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,647,885

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,100,710
3,000,000	5.250%, 12/01/27	Aa2/AA-/AA+	3,402,060

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,328,465

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,590,090

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,115,654

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,146,944

	Ignacio School District, Colorado Ignacio School District #11JT
1,780,000	4.000%, 12/01/23	Aa2/AA-/NR	1,882,617

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA-/NR	3,409,920

	La Plata County, Colorado School District #9-R Durango Refunding
2,470,000	5.000%, 11/01/22	Aa2/NR/NR	2,832,670
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,296,370

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,613,250

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,463,740

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,109,560

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,319,496

	Weld County, Colorado School District #2
170,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	170,593

	Total School Districts		52,204,613

	Water & Sewer (1.0%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,314,923

	Parker, Colorado Water & Sanitation District Refunding, Douglas County, Series 2012
1,480,000	4.000%, 08/01/24	NR/AA-/NR	1,565,899

	Total Water & Sewer		2,880,822

	Total General Obligation Bonds		68,882,607

	Revenue Bonds (73.9%)

	Airport (3.7%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,278,522
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,149,220

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,761,414

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,046,810

	Total Airport		10,235,966

	Electric (2.9%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,144,440

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,027,140
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,016,170

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,422,726

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,208,750

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,207,722

	Total Electric		8,026,948

	Higher Education (17.5%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,046,020

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,005,520

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured (pre-refunded)	NR/NR/NR*	1,726,341

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	2,980,551

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,835,439
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,686,192

	Colorado Educational & Cultural Facility Authority Revenue, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	869,792

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,099,090

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured (pre-refunded)	A1/A+/NR	3,388,873

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,775,334

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,564,722

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,546,192
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	968,828

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa1/AA-/NR	3,417,558

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,064,650
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,372,420

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,174,160
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,124,180

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,765,159

	University of Colorado Enterprise System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	52,050

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,035,109
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,136,363

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	A1/AA-/NR	1,038,870

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,239,947

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,067,206

	Total Higher Education		48,980,566

	Hospital (10.8%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA	2,650,025

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A1/AA-/A+	1,045,980

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,657,640
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,042,540
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,058,500

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA-/A+	2,070,600

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/A+	4,837,588

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	A1/A+/A+	2,205,840

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,540,155

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A1/A+/A+	2,219,380
1,000,000	6.000%, 10/01/23	A1/A+/A+	1,126,300

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,225,960

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,116,640
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,576,785

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA-/NR	1,032,129

	Total Hospital		30,406,062

	Housing (1.3%)

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
630,000	5.500%, 11/01/29	Aaa/AAA/NR	635,720

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,534,346

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
435,000	5.400%, 10/01/29	Aa2/AA/NR	453,670

	Total Housing		3,623,736

	Lease (17.6%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,837,101
500,000	5.000%, 12/01/25	Aa3/A+/NR	528,195

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,699,808
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,274,328

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,606,605

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA-/NR	1,968,396

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,035,560

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured (pre-refunded)	NR/A/NR	1,293,905

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	911,850

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,033,180

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,513,350

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,186,930

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,550,901

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,312,000
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,814,181

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,197,176

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,176,936

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,895,930

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured (pre-refunded)	Aa1/NR/NR	3,075,296

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,043,290

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,070,433

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,392,946

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,328,412
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,039,870

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA-/NR	1,567,054

	Total Lease		49,353,633

	Sales Tax (8.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,435,000	4.000%, 10/01/24	Aa1/AA+/NR	2,607,276
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,356,293

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	A2/AA/NR	1,570,440

	Castle Rock, Colorado Sales & Use Tax Revenue
1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	1,044,658

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,035,280

	Denver, Colorado City & County Excise Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA-/AA-	4,689,120

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,148,330

	Greeley, Colorado Sales & Use Tax Refunding
2,170,000	4.000%, 10/01/22	Aa3/AA/NR	2,345,336

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,728,921

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,560,960

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,315,963

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,098,916

	Total Sales Tax		23,501,493

	Transportation (1.3%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured (pre-refunded)	Aa3/A-/A+	3,733,660

	Water & Sewer (9.4%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,345,863

	Broomfield, Colorado Sewer and Waste Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,077,463
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA-/NR	1,705,310

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,819,973

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/A/NR	2,727,430
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/A/NR	1,887,945

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,074,580

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,051,260

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	1,987,603

	Metro Wastewater Reclamation District, Colorado Sewer Improvement Bonds
1,140,000	5.000%, 04/01/25	Aa1/AAA/NR	1,299,885

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,573,029

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA-/NR	1,131,300

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,082,211

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,700,685

	Total Water & Sewer		26,464,537

	Miscellaneous Revenue (1.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,007,360

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,850,394

	Total Miscellaneous Revenue		2,857,754

	Total Revenue Bonds		207,184,355

	Total Investments (cost $271,270,811-note b)	98.5%	276,066,962
	Other assets less liabilities	1.5	4,268,607
	Net Assets	100.0%	$280,335,569

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1
	Aaa of Moody's or AAA of S&P or Fitch	1.1%
	Pre-refunded Bonds2 / Escrowed to Maturity Bonds	11.9
	Aa of Moody's or AA of S&P or Fitch	60.6
	A of Moody's or S&P or Fitch	21.5
	Baa of Moody's or BBB of S&P or Fitch	3.7
	Not rated*	1.2
		100.0%

	1 Where applicable, calculated using the highest rating of the three NRSRO.

	2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $271,207,045 amounted to $4,859,917, which consisted of aggregate gross unrealized appreciation of $9,016,593 and aggregate gross unrealized depreciation of $4,156,676.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	276,066,962
Level 3 – Significant Unobservable Inputs	-
Total	$276,066,962

 +See schedule of investments for a detailed listing of securities.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

		Rating
Principal		Moody's, S&P
Amount	General Obligation Bonds (4.0%)	and Fitch	Value	(a)

	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR/NR	$1,708,314

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	339,874

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,436,647

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	1,010,027

	Warren County, Kentucky, Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	639,797
635,000	4.000%, 06/01/26	Aa2/AA-/NR	650,545
660,000	4.000%, 06/01/27	Aa2/AA-/NR	669,715
	Total General Obligation Bonds		9,454,919

	Revenue Bonds (94.4%)

	Agencies (14.5%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa3/AA/A+	1,118,490
2,000,000	5.250%, 09/01/25 Series A	Aa3/AA/A+	2,249,620

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	1,555,800
500,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	538,925
750,000	5.000%, 10/01/26 Series B	Aa2/AA-/NR	805,080
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-/NR	1,069,780

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA-/NR	2,511,400

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/A+/NR	217,554
455,000	5.000%, 02/01/20 NPFG Insured	Baa1/A+/NR	456,074
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/A+/NR	221,233
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/A+/NR	208,714
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/A+/NR	250,286
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/A+/NR	265,027
355,000	4.600%, 02/01/25	NR/A+/NR	365,742
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	446,467
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	458,388
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/A+/NR	298,572
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	377,520
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	470,757
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/A+/NR	251,987
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	305,738
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	494,709
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/A+/NR	323,549

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A+/A+	1,161,403
1,375,000	5.375%, 11/01/23	Aa3/A+/A+	1,545,404
2,820,000	5.750%, 04/01/24 Project 91	A1/A+/A	3,062,999
625,000	4.000%, 04/01/26 Project 105	A1/A+/A	631,713
655,000	4.000%, 04/01/27 Project 105	A1/A+/A	655,472
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA-/A+	2,978,892
750,000	5.500%, 11/01/28	Aa3/A+/A+	822,225
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA-/A+	2,614,775
2,625,000	5.750%, 04/01/29 Project 91	A1/A+/A	2,792,738
695,000	4.000%, 04/01/29 Project 105	A1/A+/A	674,101
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A+/A+	1,606,140

	Total Agencies		33,807,274

	Airports (7.7%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A/A-	1,300,715

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,630,573
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	416,268
350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	362,478
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	769,815

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+/A+	1,193,369
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	A2/AA-/A+	1,078,960
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+/A+	2,682,610

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	A2/AA-/A+	1,002,460
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	A2/AA-/A+	2,002,700
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	A2/AA-/A+	1,371,795
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	A2/AA-/A+	3,393,865
275,000	5.375%, 07/01/23 AGMC Insured AMT	A2/AA-/A+	275,272
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+/A+	500,255

	Total Airports		17,981,135

	Colleges and Universities (7.4%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR/NR	1,014,630

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA-/NR	1,074,641
200,000	4.625%, 06/01/24 AGC Insured	A3/AA-/NR	207,348

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+/NR	1,236,913

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,394,990

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR/NR*	542,456

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+/NR	773,161

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	945,552
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,650,292
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,728,578
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	1,071,883

	University of Louisville, KY General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa2/AA-/NR	1,061,930

	Western Kentucky University General Receipts Revenue
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+/NR	2,024,240
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+/NR	2,495,741

	Total Colleges and Universities		17,222,355

	Hospitals (11.8%)

	City of Ashland, Kentucky,Medical Center Revenue Bonds (Ashland Hospital Corp.)
1,535,000	5.000%, 02/01/23 Series B	A2/A/A+	1,582,723

	Hardin County, Kentucky, Hardin Memorial Hospital
500,000	5.250%, 08/01/24 AGM Insured	A2/AA-/NR	532,080

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,216,960

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	A1/A+/A+	1,006,370

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A2/A/A+	982,630

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
7,085,000	5.000%, 10/01/26	NR/A-/A-	7,162,014
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,085,194

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A/NR	724,308

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A/NR	955,379

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	A1/A+/A+	2,089,160

	Russell, Kentucky Bon Secours Health System
1,000,000	5.000%, 11/01/26 Series 2013	A3/A-/A-	1,043,410

	Warren County, Kentucky, Warren County Community Hospital Corp.
3,975,000	5.000%, 04/01/28	NR/A/NR	4,111,541
680,000	4.000%, 10/01/29	NR/A/NR	606,030
500,000	5.000%, 10/01/33	NR/A/NR	511,690

	Total Hospitals		27,609,489

	Housing (3.6%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA/NR	557,520
470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	475,842
285,000	4.250%, 01/01/18	Aaa/AAA/NR	286,117
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	581,900
180,000	4.250%, 07/01/18	Aaa/AAA/NR	180,679
475,000	4.800%, 07/01/20 AMT	Aaa/AAA/NR	477,218
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,592,514
1,480,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	1,512,234
520,000	4.500%, 07/01/25	Aaa/AAA/NR	537,794
600,000	4.750%, 07/01/26	Aaa/AAA/NR	615,246
315,000	4.850%, 07/01/29	Aaa/AAA/NR	321,848

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,315,129

	Total Housing		8,454,041

	Local Public Property (7.2%)

	Bracken County, Kentucky Public Properties Corp. Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR/NR	1,169,241

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,027,690

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,659,593
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,051,576
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,152,288
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,112,650
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,696,268

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,172,675
515,000	4.000%, 02/01/25	NR/AA-/NR	517,106
315,000	5.375%, 02/01/27	NR/AA-/NR	331,326
330,000	5.375%, 02/01/28	NR/AA-/NR	345,071

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	962,845

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	253,238

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	515,315
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	507,850

	River City Parking Authority First Mortgage
1,000,000	4.750%, 06/01/27 Series B	Aa2/AA/NR	1,078,590

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	374,844

	Total Local Public Property		16,928,166

	Pollution Control (0.7%)

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-/NR	1,569,795

	School Building Revenue (20.4%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,296,865
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,710,948

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR/NR	1,017,100
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,634,194
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,275,700

	Bullitt County, Kentucky School District Finance Corp.
2,455,000	4.500%, 10/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	2,532,603
1,590,000	4.500%, 10/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	1,640,260
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,182,373
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,232,988

	Campbell County, Kentucky School District Finance Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR/NR	342,020

	Christian County, Kentucky School District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	795,128
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Aa3/NR/NR	1,685,670

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured (pre-refunded)	Aa2/AA-/NR	5,247,950
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa3/AA-/NR	4,524,613
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	757,095

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR/NR	1,256,092

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR/NR	629,990

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,183,419
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,517,911

	Jefferson County, Kentucky School District Finance Corp.
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,037,760

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR/NR	459,454
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	612,520
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR/NR	771,128
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR/NR	333,054

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured (pre-refunded)	Aa3/NR/NR	296,933
470,000	4.500%, 07/01/22 NPFG Insured (pre-refunded)	Aa3/NR/NR	516,883
785,000	4.500%, 07/01/23 NPFG Insured (pre-refunded)	Aa3/NR/NR	863,304

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	320,571

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	382,403
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	480,990

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	819,135
325,000	4.500%, 05/01/25	Aa3/NR/NR	335,407

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,012,720

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	925,849

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	743,293

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,378,997

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,023,810

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR/NR	298,584
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	506,240

	Total School Building Revenue		47,581,954

	Turnpike/Highway (10.3%)

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+/A+	3,197,730
3,500,000	5.000%, 07/01/25	Aa2/AA+/A+	3,874,045
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+/A+	2,115,880
1,000,000	5.000%, 07/01/25	Aa2/AA+/A+	1,100,110
2,750,000	5.000%, 07/01/27	Aa2/AA+/A+	3,003,385
1,100,000	5.000%, 07/01/28	Aa2/AA+/A+	1,197,966
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+/A+	5,409,100
3,000,000	4.000%, 07/01/29	Aa2/AA+/A+	2,996,550
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+/A+	1,075,080

	Total Turnpike/Highway		23,969,846

	Utilities (10.8%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,756,308
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	307,848
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,406,925
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,483,974

	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	Baa2/NR/NR	246,300

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA-/NR	1,076,000

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,570,000	4.250%, 05/15/20 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,656,648
810,000	4.250%, 05/15/20 AGMC Insured	Aa3/NR/NR	840,610
1,655,000	4.250%, 05/15/21 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,746,339
855,000	4.250%, 05/15/21 AGMC Insured	Aa3/NR/NR	884,720
990,000	5.000%, 05/15/26 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,054,706
510,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA/NR	529,339
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	541,115

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,099,470
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	1,992,699
1,250,000	4.500%, 02/01/30	Aa3/NR/NR	1,275,763

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA-/NR	1,114,640
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA-/NR	3,675,175

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	525,975

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	933,478

Total Utilities		25,148,032

Total Revenue Bonds		220,272,087

Total Investments (cost $225,635,168-note b)	98.4%	229,727,006
Other assets less liabilities	1.6	3,701,577
Net Assets	100.0%	$233,428,583

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	4.0%
Pre-refunded bonds †† / Escrowed to Maturity bonds	7.9
Aa of Moody's or AA of S&P or Fitch	65.3
A of Moody's or S&P or Fitch	21.9
Baa of Moody's or BBB of S&P	0.1
Not rated*	0.8
	100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $225,461,099 amounted to of $4,265,907, which consisted of aggregate gross unrealized appreciation of $7,516,339 and aggregate gross unrealized depreciation of $3,250,432.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	229,727,006
Level 3 – Significant Unobservable Inputs	-
Total	$229,727,006

 +See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Principal Amount	General Obligation Bonds (26.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	$2,245,870
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,042,680

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	490,360

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA-/NR	2,534,886
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA-/NR	1,013,720
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,046,870
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,039,040
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,031,270
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,019,840
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,517,145
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	A2/AA-/A	749,123

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	A1/AA-/NR	1,091,780
600,000	4.250%, 08/01/18 AGMC Insured	A1/AA-/NR	657,390
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA-/NR	495,845
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA-/NR	493,100

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA-/NR	2,471,450

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	505,310

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/A/NR	907,402
1,020,000	3.700%, 06/01/33 Series A	A3/A/NR	879,536

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,046,550
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,852,656
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,078,880

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	A2/AA-/NR	501,400
500,000	3.650%, 10/15/14 AGMC Insured	A2/AA-/NR	500,730
2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA-/NR	2,306,391
500,000	3.750%, 10/15/15 AGMC Insured	A2/AA-/NR	500,750
250,000	4.000%, 10/15/17 AGMC Insured	A2/AA-/NR	250,400

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	1,968,993
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,506,495
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	912,102

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	A2/AA-/BBB	511,315
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	A2/AA-/NR	1,608,255
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	A2/AA-/NR	1,572,405
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA-/BBB	841,074
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA-/BBB	2,156,115
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA-/BBB	838,350

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,190,370
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,451,608

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA-/NR	1,071,380
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA-/NR	1,100,849
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	949,074

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	1,876,269
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	947,560
500,000	4.875%, 03/01/16 AMBAC Insured	Baa2/NR/BBB-	501,475
670,000	5.000%, 03/01/17 AMBAC Insured	Baa2/NR/BBB-	671,997
700,000	5.050%, 03/01/18 AMBAC Insured	Baa2/NR/BBB-	702,079
735,000	5.100%, 03/01/19 AMBAC Insured	Baa2/NR/BBB-	737,198

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	959,454

900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	956,709

	Total General Obligation Bonds		57,301,500

	Revenue Bonds (72.7%)

	Development Bonds (5.6%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB-/NR	2,003,480
1,000,000	5.000%, 04/01/28 AMBAC Insured Series A	Baa2/BBB-/NR	968,350

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA-/AA-	1,042,250

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A (pre-refunded)	Aa3/AA-/AA-	258,918

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/NR	2,107,360
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA-/NR	4,194,680
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA-/AA-	1,608,975

	Total Development Bonds		12,184,013

	Higher Education Bonds (14.8%)

	Rhode Island Health & Education Building Corp., Brown University
2,000,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,000,000

	Rhode Island Health & Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,126,786
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,476,971
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,032,230
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,463,304

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
4,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	4,067,960

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	NR/A/NR	490,882
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	NR/A/NR	951,471
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/A/NR	841,041

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	1,256,550

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,500,000	3.500%, 08/15/29 AGMC Insured Series B	A1/AA-/NR	1,283,835
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA-/NR	840,940
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,570,130
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,274,825
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	1,353,597
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	926,253

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA-/NR	2,086,440

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of Newport
1,500,000	4.000%, 05/15/27 Series 2013C	NR/AA/NR	1,495,320

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of Warwick
500,000	3.500%, 05/15/27 Series 2013D	NR/AA-/NR	462,735

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of North Kingstown
1,900,000	3.750%, 05/15/28 Series 2013A	Aa2/AA/NR	1,786,570

	Rhode Island Health & Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,014,600

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	915,780

	Rhode Island State Economic Development Corp., University of Rhode Island
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	A2/NR/NR	752,303

	Total Higher Education Bonds		32,470,523

	Hospital Bonds (4.7%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Care New England
500,000	5.000%, 09/01/20 Series 2013A	NR/BBB-/BBB	528,630
500,000	5.000%, 09/01/22 Series 2013A	NR/BBB-/BBB	511,960

	Rhode Island Health & Education Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/A/NR	1,500,300
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA-/NR	2,622,250
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA-/NR	5,132,750

	Total Hospital Bonds		10,295,890

	Housing Bonds (8.8%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,125,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,124,844
2,195,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,166,904
1,520,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,537,054
1,270,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,087,120
1,000,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	790,790
2,230,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,764,911

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,546,625
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,028,720
1,475,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,292,292
2,000,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	1,727,220
1,500,000	3.900%, 10/01/37 Series 1B	Aa2/NR/NR	1,256,520

	Total Housing Bonds		19,323,000

	Public School Bonds (21.7%)

	Providence, Rhode Island Public Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	A2/AA-/NR	2,929,170
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	A2/AA-/NR	1,979,340
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	A2/AA-/NR	2,904,210
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA-/NR	2,929,170
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA-/NR	2,904,210

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA-/AA-	1,071,140
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA-/AA-	534,110

	Rhode Island Health & Education Building Corp., Public School Financing Program - Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,053,370

	Rhode Island Health & Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,006,837
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,398,432
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,444,905
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,053,612

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of East Providence
500,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	438,880
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	834,000

	Rhode Island Health & Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,071,800
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,050,620
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,019,700

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of Coventry
2,225,000	3.750%, 05/15/28 Series 2013B AGMC Insured	A1/AA-/NR	2,023,460
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA-/NR	884,880

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,713,280

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,061,540
1,100,000	4.000%, 11/15/22 Series 2013 I	A1/A/NR	1,162,502

	Rhode Island Health & Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	A2/AA-/NR	1,072,580
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	536,670
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	552,940
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA-/NR	1,016,860
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,562,925
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,079,120
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,085,920
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,042,500

	Total Public School Bonds		47,418,683

	Student Loan Bonds (0.5%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,017,410

	Transportation Bonds (8.2%)

	Rhode Island State Economic Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA-/BBB+	548,629
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA-/BBB+	1,107,260
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/A/BBB+	1,533,390
2,000,000	4.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,969,680
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,063,670

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A3/A+/A	1,002,090
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A3/A+/A	1,039,050
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A3/A+/A	2,387,147

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,040,700

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	Aa3/AA-/A+	1,671,450

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,641,280
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,038,900
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,012,170

	Total Transportation Bonds		18,055,416

	Water and Sewer Bonds (7.9%)

	Bristol County, Rhode Island Water Authority
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,021,400

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	373,676
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,026,550
3,500,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	3,547,845

	Rhode Island Clean Water Protection Finance Agency
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	326,021
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,110
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,135
500,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/A/NR	527,775

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	310,918
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,773,863

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	902,810
2,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,783,660

	Rhode Island Water Resources Board Public Drinking Water Protection
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/A/NR	596,309

	Total Water and Sewer Bonds		17,241,072

	Other Revenue Bonds (0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/A/NR	532,540
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	305,905
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/A/NR	273,760

Total Other Revenue Bonds		1,112,205

Total Revenue Bonds		159,118,212

Total Investments (cost $220,190,393-note b)	98.9%	216,419,712
Other assets less liabilities	1.1	2,423,141
Net Assets	100.0%	$218,842,853

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	7.8%
Pre-refunded bonds †† / Escrowed to Maturity bonds	1.7
Aa of Moody's or AA of S&P or Fitch	58.9
A of Moody's or S&P or Fitch	27.6
Baa of Moody's or BBB of S&P or Fitch	4.0
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $220,140,621 amounted to $3,720,909, which consisted of aggregate gross unrealized appreciation of $3,588,486 and aggregate gross unrealized depreciation of $7,309,395.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	216,419,712
Level 3 – Significant Unobservable Inputs	-
Total	$216,419,712

+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Amount	General Obligation Bonds (19.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (2.8%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$508,116

	Coral Canyon, Utah Special Service District
80,000	4.850%, 07/15/17	NR/NR/NR*	79,563

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,069,730

	King County, Washington School District #401 School Board Guaranty Program
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,055,700

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AAA/NR	1,785,323
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,485,069

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,501,411
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,624,855

	Total City, County and State		10,109,767

	Education - Public Schools (2.0%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	477,005

	Burnet, Texas Consolidated Independent School District
1,460,000	0.050%, 08/01/14 PSF Guaranteed	AAA/NR/NR	1,459,066

	Clark County, Nevada School District
1,150,000	5.000%, 06/15/18 Series B AGMC Insured	A1/AA-/A	1,171,436

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,106,580

	Houston, Texas Community College System (Harris and Fort Bend Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	517,655

	Yakima County, Washington School District #201 School Board Guaranty Program
1,475,000	0.050%, 12/01/14	Aa1/NR/NR	1,470,973

	Total Education - Public Schools		7,202,715

	Hospital (0.6%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,100,579

	Whidbey Island, Washington Public Hospital District
1,000,000	5.500%, 12/01/33	A2/NR/NR	1,025,430

	Total Hospital		2,126,009

	Local Public Property (6.2%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,397,671
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,090,640
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA/AA	2,113,160
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,061,940
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA/NR	1,045,220

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,043,440

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	566,973

	Miami-Dade County, Florida Building Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC Insured	Aa2/AA/AA	1,213,337

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,037,980

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,892,218

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,346,129

	South Davis, Utah Recreation District
650,000	0.050%, 01/01/14	NR/AA-/NR	650,000

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,424,895

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,121,760

	Total Local Public Property		22,005,363

	School District (4.8%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	524,340

	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,167,199

	Davis County, Utah School District, School Building, Utah School Board Guaranty Program
2,640,000	4.000%, 06/01/27	Aaa/NR/NR	2,752,728

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,070,840

	Irving, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 02/15/20 PSF Guaranteed	Aaa/AAA/NR	799,120

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC Insured (pre-refunded)	Aa3/NR/NR	1,608,157

	Midlothian, Texas Independent School District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,061,358

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG/ FGIC Insured (pre-refunded)	A1/NR/NR	489,003

	North East Independent School District, Texas
1,000,000	5.000%, 08/01/33 NPFG Insured PSF Guaranteed	Aaa/AAA/NR	1,015,970

	Schertz-Cibolo Universal City, Texas Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,436,135

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	499,613

	Wasatch County, Utah School District School Board Guaranty Program
880,000	5.000%, 06/01/25	Aaa/NR/NR	936,892
550,000	4.375%, 06/01/26	Aaa/NR/NR	569,498

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,113,960

	Total School District		17,044,813

	Transportation (1.8%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AAA/AAA	1,239,761
5,000,000	5.000%, 04/01/35	Aaa/AAA/AAA	5,274,350

	Total Transportation		6,514,111

	Utilities (1.6%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	835,273

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,060,260

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,634,320

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	964,216

	Total Utilities		5,494,069

	Total General Obligation Bonds		70,496,847

	Revenue Bonds (79.2%)

	Airport (1.6%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	A1/NR/A+	35,071

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,075,630

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,546,110

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,841,395

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,033,870

	Total Airport		5,532,076

	Education (9.7%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A1/NR/NR	1,011,420

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	215,775

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	1,057,789

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	531,466
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,533,375

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	844,313
870,000	4.750%, 10/01/21	NR/BBB/NR	887,983
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,331,901
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,260,863
600,000	5.000%, 10/01/27	NR/BBB/NR	605,484
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,036,016

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	944,956

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,230,160

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,033,840

	University of Utah COP
2,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	2,236,684

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,060,341

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	427,036
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	439,165
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	464,310
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	123,394

	Utah State Board of Regents Office Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,082,798

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,249,517

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,383,791
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,449,308

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,890,666

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	988,960

	Weber State University, Utah Student Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,303,700

	Total Education		34,625,011

	Education - Charter Schools (9.7%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,373,500	6.500%, 03/15/38 144A†	NR/NR/NR*	3,068,569

	Utah County, Utah Charter School Revenue Lakeview Academy
175,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	181,627
610,000	4.500%, 07/15/22	NR/BBB-/NR	572,479

	Utah County, Utah Charter School Revenue Lincoln Academy
550,000	5.450%, 06/15/17 Series A 144A	NR/NR/NR*	540,865

	Utah County, Utah Charter School Revenue Renaissance Academy
200,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	198,984

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BBB-/NR	968,990

	Utah State Charter School Finance Authority Fast Forward Academy
2,871,500	6.500%, 11/15/37 144A	NR/NR/NR*	2,464,178

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR	973,860

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,430,000	6.750%, 06/15/38 144A	NR/NR/NR*	4,859,959
7,480,000	6.750%, 06/15/39 144A	NR/NR/NR*	6,673,432

	Utah State Charter School Finance Authority Ogden Preparatory Academy School Board Guaranty Program
475,000	4.000%, 10/15/22	NR/AA/NR	493,155
505,000	4.000%, 10/15/23	NR/AA/NR	517,383
525,000	4.000%, 10/15/24	NR/AA/NR	531,967

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,070,970
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,005,300

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy

1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,055,710

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,200,000	5.750%, 02/15/22 Series A 144A	NR/BBB-/NR	1,220,508

	Utah State Charter School Finance Authority Venture Academy
6,970,000	6.750%, 11/15/38 144A	NR/NR/NR*	6,882,945

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	770,029
700,000	5.000%, 10/15/36	NR/AA/NR	691,509

	Total Education - Charter Schools		34,742,419

	Hospital (4.1%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
1,215,000	5.000%, 04/01/18	A3/A-/NR	1,299,528

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,098,074
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,003,440

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
800,000	4.750%, 07/01/30 AGMC Insured	A1/AA-/NR	810,240

	Henderson, Nevada Health Care Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,341,752

	Indiana Finance Authority Hospital Revenue, Parkview Health System, Unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	302,787

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,062,380

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	751,013
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	704,398

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	263,625

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	961,150

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A+/AA-	1,088,870

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
880,000	5.000%, 05/15/28	Aa1/AA+/NR	930,398
500,000	5.000%, 05/15/29	Aa1/AA+/NR	524,425

	Utah State Board of Regents, University of Utah Hospital Revenue, Unrefunded Balance
1,245,000	5.000%, 08/01/31	NR/AA/NR	1,282,885

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	650,389

	Weber County, Utah Hospital Revenue Various IHC Health Services VRDO**
700,000	0.040%, 02/15/32 Series B	Aa1/AA+/NR	700,000

	Total Hospital		14,775,354

	Housing (1.2%)

	Utah Housing Corporation Single Family Mortgage
710,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	731,016
530,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	537,118
1,840,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,877,536
370,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	372,575
595,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	611,000

	Total Housing		4,129,245

	Local Public Property (14.8%)

	CIVIC Ventures Alaska Revenue Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/A/A+	1,285,437

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	441,375

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,065,020

	Eagle Mountain, Utah Special Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	697,504

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,079,631
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,179,337
1,975,000	5.000%, 11/01/29	NR/AA-/NR	1,972,729

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa2/AA-/AA	1,071,952

	Lincoln County, Wyoming Building Corp. Lease Revenue
700,000	5.000%, 05/01/32	NR/A+/NR	710,899

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A/NR	516,260

	Orem, Utah Special Assessment
1,150,000	7.750%, 11/01/25	NR/NR/NR*	1,156,486

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,086,570

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,625,259
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,049,900

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,004,717

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,825,839
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,064,230

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG/ FGIC Insured (pre-refunded)	Baa1/NR/NR	930,720

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	511,970

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	526,230

	Twin Creeks, Utah Special Services District
10,984,569	10.000%, 07/15/30 144A	NR/NR/NR*	11,019,170

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	527,835
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,079,360
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,026,969
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,140,059

	Utah State Municipal Finance Cooperative Local Government Capital Appreciation Pool Capital, Salt Lake
165,000	zero coupon, 03/01/14 AGMC Insured	A2/AA-/AA	164,662

	Utah Transit Authority Sales Tax Revenue, Series A

1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,078,260

	Wasatch County, Utah Municipal Building Authority
535,000	0.250%, 12/01/14	NR/AA-/AA-	533,315

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	644,495
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,335,516

	Weber County, Utah Municipal Building Authority
325,000	5.250%, 12/15/19 AMBAC Insured	Aa3/NR/NR	334,214

	Weber County, Utah Special Assessment Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA-/NR	1,610,235
4,130,000	5.750%, 01/15/33	NR/AA-/NR	4,420,835

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19 (pre-refunded)	NR/NR/NR*	416,347

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	NR/A+/A+	1,694,037
1,890,000	4.375%, 08/01/26 Series A NPFG/ FGIC Insured	Baa1/A+/A+	1,927,932

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,101,870

	Total Local Public Property		52,857,176

	State Agency (1.8%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA-/NR	1,075,100
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA-/NR	1,538,927

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	515,155
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	565,009
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,141,490
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,693,440

	Total State Agency		6,529,121

	Tax Revenue (4.6%)

	Bountiful City, Utah Sales Tax Refunding Bond
832,000	4.000%, 06/01/17	NR/AA/NR	891,005

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,177,700
747,000	5.500%, 08/01/29	A1/NR/NR	759,131

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	244,698

	Henderson, Nevada Local Improvement District
285,000	5.000%, 09/01/14	NR/NR/NR*	287,742
285,000	5.000%, 09/01/15	NR/NR/NR*	288,634
220,000	5.000%, 03/01/16	NR/NR/NR*	216,643

	Holladay, Utah Redevelopment Agency
1,967,500	4.900%, 12/30/20	NR/NR/NR*	1,814,212

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	186,227
196,000	5.100%, 11/15/15	NR/NR/NR*	195,371
206,000	5.200%, 11/15/16	NR/NR/NR*	203,891
216,000	5.300%, 11/15/17	NR/NR/NR*	212,954
228,000	5.400%, 11/15/18	NR/NR/NR*	223,132
240,000	5.500%, 11/15/19	NR/NR/NR*	232,517
253,000	5.600%, 11/15/20	NR/NR/NR*	241,074
268,000	5.700%, 11/15/21	NR/NR/NR*	252,274
283,000	5.800%, 11/15/22	NR/NR/NR*	264,014
299,000	6.000%, 11/15/23	NR/NR/NR*	278,536

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27†	NR/NR/NR*	520,878

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	A2/AA-/NR	797,458

	Mesquite, Nevada New Special Improvement District
120,000	5.250%, 08/01/17	NR/NR/NR*	113,714
260,000	5.350%, 08/01/19	NR/NR/NR*	234,692
110,000	5.400%, 08/01/20	NR/NR/NR*	97,241
415,000	5.500%, 08/01/25	NR/NR/NR*	340,889

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/AA-/AA	198,570

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	A2/AA-/NR	480,596

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	800,160

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,113,975
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,171,776

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/NR	525,635

	Springville, Utah Special Assessment Revenue
120,000	5.500%, 01/15/17	NR/NR/NR*	118,555
127,000	5.650%, 01/15/18	NR/NR/NR*	124,146
135,000	5.800%, 01/15/19	NR/NR/NR*	130,608
116,000	5.900%, 01/15/20	NR/NR/NR*	110,412

	West Valley City, Utah Redevelopment Agency
320,000	5.000%, 03/01/22	NR/A-/NR	325,398
350,000	5.000%, 03/01/23	NR/A-/NR	355,390
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,014,260

	Total Tax Revenue		16,544,108

	Transportation (6.0%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
1,000,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	1,034,600

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,241,840

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,166,880

	Utah Transit Authority Sales Tax Revenue
	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/AA	7,216,038

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A	A1/A/A+	925,920

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured	A1/A/A+	3,362,732
1,000,000	5.000%, 06/15/32	A1/A-/A+	1,036,900

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	222,253

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,070,650
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,026,090
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,007,540

	Total Transportation		21,311,443

	Utility (12.4%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,084,870

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	655,629

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	626,618

	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,458,418
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,228,559
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA-/A	351,692

	Energy Northwest Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured	A2/A/A-	1,011,720

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA	1,180,005
450,000	5.000%, 11/15/35 AGMC Insured	Aa2/AA/AA	475,767

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,032,910

	Jacksonville Electric Authority, Florida Bulk Power System Revenue, Scherer 4 Project
3,500,000	6.000%, 10/01/37 Series A	Aa2/AA-/AA	3,537,800

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	500,890
515,000	5.500%, 10/01/39	Aa3/A+/AA	517,632

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A	1,579,765
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	71,713
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,976

	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured (pre-refunded)	A1/NR/AA-	1,239,504

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	909,525

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,636,337

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured (pre-refunded)	A2/NR/NR	529,520
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,789,638

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,073,330

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,592,265

	Texas Municipal Power Agency Revenue Unrefunded Balance
1,665,000	zero coupon, 09/01/14 NPFG Insured	A2/A+/A+	1,658,939

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,028,326

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,191,740
1,000,000	5.000%, 04/01/25	NR/A-/A	1,081,120
6,375,000	5.000%, 04/01/26	NR/A-/A	6,839,036

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,032,730
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,682,714

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured (pre-refunded)	Baa1/NR/NR	1,016,156
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured (pre-refunded)	Baa1/NR/NR	1,031,630

	Wyoming Municipal Power Agency Power Supply System Revenue

720,000	5.500%, 01/01/28 Series A	A2/A-/NR	766,246

	Total Utility		44,418,720

	Water and Sewer (13.3%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC Insured	A1/AA-/A	1,013,950

	Central Utah Water Conservancy District
1,000,000	5.000%, 10/01/37 Series C	NR/AA+/AA+	1,051,210

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,190,441

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA-/AA	1,056,810
2,000,000	4.375%, 03/01/30 Series A AGMC Insured	NR/AA-/AA	2,024,120
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA-/AA	4,132,280

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA-/NR	1,038,250

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,300,300

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	691,561

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,641,357

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA-/A+	1,586,805
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,048,980

	Mountain Regional Water Special Service District Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA-/A+	3,164,730

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,254,099
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	749,438

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	550,800

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,070,910
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,338,100

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A/NR	461,844
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	1,045,600
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A/NR	1,381,344

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,275,799
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	683,690
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,042,820

	San Antonio, Texas Water Revenue Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,087,097

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A+/NR	431,209

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	966,586

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,444,828

	Utah Water Finance Agency Revenue
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	855,290
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	895,108
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,735,803

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	520,600
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	725,543
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	864,503

	Total Water and Sewer		47,321,805

	Total Revenue Bonds		282,786,478

	Total Investments (cost $353,795,395-note b)	99.0%	353,283,325
	Other assets less liabilities	1.0	3,603,051
	Net Assets	100.0%	$356,886,376

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

	† Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 1.0% of net assets.

	Notes:

144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1

	Aaa of Moody's or AAA of S&P and Fitch	10.6%
	Pre-Refunded bonds2/ Escrowed to Maturity bonds	3.2
	Aa of Moody's or AA of S&P and Fitch	47.7
	A of Moody's or S&P and Fitch	21.5
	Baa of Moody's or BBB of S&P	3.4
	BB+ of S&P	0.3
	Not rated*	13.3
		100.0%

	1 Calculated using the highest rating of the three NRSRO.
	2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	COP - Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	PSF- Permanent School Fund
	VRDO – Variable Rate Demand Obligation

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
December 31, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $353,596,530 amounted to $313,205, which consisted of aggregate gross unrealized appreciation of $5,890,905 and aggregate gross unrealized depreciation of $6,204,110.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	353,283,325
Level 3 – Significant Unobservable Inputs	-
Total	$353,283,325

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST (formerly, Tax-Free Trust of Arizona)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
February 20, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 20, 2014